10-K Income Taxes - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 591,000	$ 591,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 160,100,000	$ 148,900,000